Income Taxes (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Tax [Line Items]
Deferred income tax assets		$ 4,644,561
Research and development costs	7,448,080	11,253,670	$ 21,191,064
Deferred income tax liability		$ 2,334,066
Federal Level [Member]
Income Tax [Line Items]
Research and development costs	26,265,977
Provincial Level [Member]
Income Tax [Line Items]
Research and development costs	$ 28,112,808